Condensed Consolidated Statements of Stockholders' Equity (Quarterly Periods Unaudited) - USD ($)	Common Stock [Member]	Series A Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-In Capital [Member]	Prepaid Preferred Share Redemption [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2014	$ 2,158,111	$ 1,000	$ 1,400			$ 14,914,705			$ (14,683,252)		$ 2,391,964
Balance, shares at Dec. 31, 2014	2,158,110	1,000,000	1,400,000
Issuance of shares at $10.00	$ 4,326					4,321,760					4,326,086
Issuance of shares at $10.00, shares	432,608
Issuance of Preferred Shares			$ 600	$ 5,670	$ 160	6,423,071					6,429,500
Issuance of Preferred Shares, shares			600,000	5,669,500	160,000
Issuance of shares at $50.00	$ 134					671,756					671,890
Issuance of shares at $50.00, shares	13,437
Conversion of Preferred Shares to Common Shares	$ 2,833		$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares	283,273		(2,000,000)	(5,509,500)	(160,000)
Prepaid Preferred Share Redemption							(160,000)				(160,000)
Prepaid Preferred Share Redemption, shares
Preferred Dividends						(311,056)					(311,056)
Net loss									(5,698,198)		(5,698,198)
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000		$ 160		26,025,071	(160,000)		(20,381,450)		7,650,186
Balance, shares at Dec. 31, 2015	2,887,428	1,000,000		160,000
Unrealized loss on marketable securities
Reclassified adjustment for loss on marketable securities to net loss
Net loss											3,185,760
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000		$ 160		26,025,071	(160,000)		(20,381,450)		7,650,186
Balance, shares at Dec. 31, 2015	2,887,428	1,000,000		160,000
Issuance of shares at $10.00	$ 3,867					3,863,321					3,867,188
Issuance of shares at $10.00, shares	386,718
Issuance of Preferred Shares					$ 3,071	3,067,929		(2,825,000)			246,000
Issuance of Preferred Shares, shares					3,071,000
Issuance of shares at $50.00	$ 4					18,496					18,500
Issuance of shares at $50.00, shares	370
Conversion of Preferred Shares to Common Shares	$ 64,000	$ (1,000)				(63,000)
Conversion of Preferred Shares to Common Shares, shares	6,400,000	(1,000,000)
Prepaid Preferred Share Redemption				$ (160)		(159,840)	160,000
Prepaid Preferred Share Redemption, shares				(160,000)
Preferred Dividends						(35,517)					(35,517)
Buyback of shares	$ (148)					(208,952)					(209,099)
Buyback of shares, shares	(14,750)
Issuance of shares for reverse split rounding	$ 0
Issuance of shares for reverse split rounding, shares	218
Issuance of shares for consulting fee offset	$ 5					12,495					12,500
Issuance of shares for consulting fee offset, shares	5,000
Conversion of Preferred Shares to Common Shares	$ 49				$ (246)	197
Conversion of Preferred Shares to Common Shares, shares	49,200				(246,000)
Preferred Share Cancellation					$ (2,825)	(2,822,175)		2,825,000
Preferred Share Cancellation,Shares					(2,825,000)
Net loss									(4,728,869)		(4,728,869)
Balance at Dec. 31, 2016	$ 2,233,182					29,698,025			(25,110,319)		6,820,887
Balance, shares at Dec. 31, 2016	9,714,186
Balance at Dec. 31, 2016	$ 2,233,182					29,698,025			(25,110,319)		6,820,887
Balance, shares at Dec. 31, 2016	9,714,186
Issuance of shares at $10.00											$ 276,880
Issuance of shares at $10.00, shares											418,773
Buyback of shares	$ (419)					(276,461)					$ (276,880)
Buyback of shares, shares	(418,773)										418,773
Issuance of shares for OneMain tender offer	$ 3,040					3,550,580					$ 3,553,620
Issuance of shares for OneMain tender offer, Shares	3,039,880
Unrealized loss on marketable securities										(153,514)	(153,514)
Reclassified adjustment for loss on marketable securities to net loss										153,514	153,514
Common Stock Dividends						(111,927)					(111,927)
Net loss									(3,252,501)		(3,252,501)
Balance at Sep. 30, 2017	$ 2,235,803					$ 32,860,217			$ (28,362,820)		$ 6,733,200
Balance, shares at Sep. 30, 2017	12,335,293